UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012
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Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB&T Wealth Management
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Address: 1 S. Nevada Ave. Ste 200
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         Colorado Springs, CO 80903
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Justin A. Leveille
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Title:   Chief Operating Officer
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Phone:   719-228-1077
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Signature, Place, and Date of Signing:

/s/ Justin A. Leveille              Colorado Springs, CO          02/05/2013
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number      Name

No.   Form 13F File Number                  Name
01         28-12572              Tradewinds Global Investors, LLC
02         28-05723              Metropolitan West Capital Management, LLC
03         28-01880              Anchor Capital Advisors, INC
04         28-10477              Riversource Investments, LLC
05         28-06213              Eagle Global Advisors, LLC
06         28-04981              Goldman Sachs Group, Inc.
07         28-01204              Wentworth Hauser & Violich, Inc.
08         28-05792              Kayne Anderson Rudnick Investment Management
09         28-10562              AllianceBernstein L.P.
10         28-13577              Riverfront Investment Group, LLC
11         28-05973              Wedgewood Partners, Inc.
12         28-01474              NWQ Investment Management Co, LLC
13                               Macquarie Allegiance Capital
14         28-03477              Madison Investment Advisors Inc
15                               Cincinnati Asset Mgmnt Inc
16         28-06462              Chartwell Investment Partners
17         28-11396              Royal Bank of Canada

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       13
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Form 13F Information Table Entry Total:  6
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Form 13F Information Table Value Total:  13284
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                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                  TITLE OF                    SHARES/ SH/ CALL/ INVSTMT  OTHER
NAME OF ISSUER                    CLASS     CUSIP      VALUE  PRN AMT PRN PUT   DSCRETN  MANAGERS   SOLE   SHARED    NONE
--------------------------------------------------------------------------------------------------------------------------
3M COMPANY                        CS        88579y101  10854   116903 SH        Sole                                116903
BERKSHIRE HATHAWAY INC-DEL CL     CS        84670108     268        2 SH        Sole                                     2
ISHARES MSCI EAFE INDEX FUND      CS        464287465    688    12096 SH        Sole                                 12096
                                                           5       94 SH        Defined  10                             94
ISHARES RUSSELL 2000 VALUE IND    CS        464287630    656     8690 SH        Sole                                  8690
ISHARES TRUST RUSSELL 2000 GRO    CS        464287648    813     8531 SH        Sole                                  8531